October 2, 2006	Ryan Murr Ryan.Murr@hellerehrman.com Direct +1.858.450.8425 Direct Fax +1.858.587.5924 Main +1.858.450.8400 Fax +1.858.450.8499 11110.0014

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

Station Place

100 F Street, N.E.

Washington, D.C. 20549-7010

Attn: Jennifer R. Hardy

Re:	SAIC, Inc.

Amendment No. 5 to Registration Statement on Form S-1

File No. 333-128021

Ladies and Gentlemen:

On behalf of SAIC, Inc. (the “Company”), we are filing herewith Amendment No. 5 (the “Amendment”) to the Registration Statement on Form S-1 (File No. 333-128021) initially filed with the Commission on September 1, 2005 (the “Registration Statement”). We are also providing separately with a copy of this letter three courtesy copies of the Amendment, marked to show changes from Amendment No. 4.

The Amendment contains information relating to the preliminary offering price range and the expected special dividend amount. Concurrently with filing, the Company will print a preliminary prospectus and commence its marketing road show. The Company expects to seek to have the Registration Statement declared effective in mid to late October 2006.

If you should have any questions regarding the Amendment, please contact the undersigned at (858) 450-8425.

Sincerely,

/s/ Ryan A Murr
Ryan A. Murr

Enclosures

cc:	Douglas E. Scott, Esq., SAIC, Inc.

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